Condensed Consolidated Interim Statements of Comprehensive Loss - USD ($)		3 Months Ended		12 Months Ended
		Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
OPERATING EXPENSES
Consulting		$ 309,945	$ 242,385	$ 441,021	$ 660,914
Depreciation		2,595	2,234	9,059	8,114
Foreign exchange		(6,133)	23,031	(17,650)	3,600
Office and administrative		60,987	35,950	189,813	201,327
Investor relations		76,837	61,193	121,126	617,053
Professional fees		144,908	139,760	445,158	605,099
Rent		2,194	20,845	20,898	181,666
Research and development		29,983	87,696	123,915	1,111,562
Share-based compensation		90,242	99,586	571,210	401,869
Shareholder and regulatory		2,308	3,373	337,878	95,037
Travel and entertainment		1,075	4,643	13,426	189,937
Wages and salaries		169,665	264,020	1,071,867	1,042,968
Operating loss		(884,606)	(984,716)	(3,327,721)	(5,119,146)
OTHER INCOME
SR&ED tax incentive income				(106,195)
Net loss		(884,606)	(984,716)	(3,221,526)	(5,119,146)
Dividend paid to preferred shareholders				948,064	488,416
Net loss attributable to common shareholders		(884,606)	(984,716)	(4,169,590)	(5,607,562)
Other comprehensive income (loss)
Foreign currency translation		13,034	(197,488)	(45,856)	154,010
Comprehensive loss attributable to common shareholders		$ (871,572)	$ (1,182,204)	$ (4,215,446)	$ (5,453,552)
Basic and diluted net loss attributed to common share*	[1]	$ (0.10)	$ (0.13)	$ (0.53)	$ (0.67)
Weighted average number of common shares outstanding - basic and diluted*	[1]	8,442,284	7,727,428	7,907,233	8,331,330

[1]	reflects the 1:4.75 reverse stock split effected on November 29, 2020.